1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

March 23, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,530

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,530 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Neuroscience and Healthcare ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the NYSE FactSet Global Neuro Biopharma and MedTech Index (the “Underlying Index”), which measures the performance of equity securities of companies that are involved in the research, development or manufacturing of neurology biopharmaceuticals or neurological devices, as determined by ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”).

To be eligible for the Underlying Index, an equity security must (i) be primarily listed in one of 44 developed and emerging market countries or regions, (ii) have a float-adjusted market capitalization of at least $100 million and (iii) have a three-month average daily trading value (“ADTV”) of at least $1 million. Existing constituents may remain in the Underlying Index with a float-adjusted market capitalization of at least $75 million and a 3-month ADTV of at least $750,000 at each index reconstitution and rebalance.

BRUSSELS     CHICAGO     FRANKFURT     HOUSTON     LONDON     LOS ANGELES     MILAN

NEW YORK     PALO ALTO     PARIS     ROME     SAN FRANCISCO     WASHINGTON

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March 23, 2022

The Underlying Index is composed of securities that are classified within one of two sub-industries defined by the FactSet Revere Business Industry Classification System (“RBICS”): Neurology Biopharmaceuticals and Neurology Devices. For a company to be included in either sub-industry, the sub-industry must represent at least 50% of the company’s annual revenues or, for pre-revenue companies, the company’s primary business as indicated by its product pipeline, each as determined by the Index Provider. The methodology does not require that at least one company from each of the sub-industries be included in the Underlying Index. Constituents may also operate business lines that generate revenue in other industries. Companies whose business description, trade names or supply chain relationships indicate an involvement with psychedelics or cannabis, as determined by the Index Provider based on a keyword analysis, are excluded from the Underlying Index.

The Underlying Index is reviewed and reconstituted in March and September and rebalanced quarterly. Constituent weights of the Underlying Index are determined according to float-adjusted market capitalization, and individual constituents are capped at 4% of the Underlying Index at each index reconstitution and rebalance.

As of December 3, 2021, a significant portion of the Underlying Index is represented by securities of companies in the healthcare, neurology biopharmaceuticals and neurology devices industries or sectors. As of December 3, 2021, the Underlying Index consisted of securities from the following countries or regions: Belgium, Canada, China, Denmark, Ireland, the Netherlands, Singapore, South Korea, Sweden, Switzerland, and the U.S. The Underlying Index includes large-, mid- and small-capitalization companies, and its components are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially

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March 23, 2022

identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating investments not included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,495, filed pursuant to Rule 485(a)(2) on October 1, 2021, relating to iShares Paris-Aligned Climate MSCI USA ETF (“PEA 2,495”), which became effective on December 22, 2021.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,495. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies – Fundamental Investment Policies,” “Investment Policies – Notations Regarding the Fund’s Fundamental

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March 23, 2022

Investment Policies,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Committees of the Board of Trustees,” “Management – Remuneration of Trustees and Advisory Board Members,” “Management – Control Persons and Principal Holders of Securities,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units — Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cass Redemption Method,” “Creation and Redemption of Creation Units “Costs associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Excise Tax,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Sale of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board,” “Miscellaneous Information –Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

March 23, 2022

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre Smith

Adithya Attawar

Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Jakob Edson